UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
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Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Breithorn Capital Management, LLC
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Address:    509 Madison Avenue, 16th Floor
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            New York, NY 10022
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Form 13F File Number:
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Adrian Ulrich
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Title:      CCO
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Phone:      212-487-4964
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Signature, Place, and Date of Signing:

         /s/ Adrian Ulrich                 New York, NY             02/14/11
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            [Signature]                    [City, State]             [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
                                      None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
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Form 13F Information Table Entry Total:     106
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Form 13F Information Table Value Total:     $ 118,918
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

BREITHORN CAPITAL MANAGEMENT LLC
As-of 12-31-10

                                                                             Market
                                                                             Value      Shares /  Investment    Other      Voting
        Name of Issuer             Title of Class             CUSIP        $ (x 1000)   Quantity  Discretion   Managers   Authority
        --------------             --------------             -----        ----------   --------  ----------   --------   ---------
AZZ INC COM                            COM                  002474 10 4        1,306      32,640      SOLE        NONE        21,390
ALLIANT TECHSYSTEMS COM                COM                  018804 10 4        1,544      20,745      SOLE        NONE        13,345
AMERICAN GREETINGS CP CL A             CL A                 026375 10 5        1,594      71,940      SOLE        NONE        47,240
BP PLC SPONSORED ADR                   SPONSORED ADR        055622 10 4          300       6,800      SOLE        NONE         6,800
BMC SOFTWARE INC COM                   COM                  055921 10 0        2,019      42,820      SOLE        NONE        27,920
BANK HAWAII CORP COM                   COM                   062540109           191       4,050      SOLE        NONE         4,050
BANK MONTREAL QUE COM                  COM                  063671 10 1          233       4,050      SOLE        NONE         4,050
BRINKS CO COM                          COM                  109696 10 4        2,219      82,570      SOLE        NONE        53,570
BRISTOL MYERS SQUIBB COM               COM                  110122 10 8          211       7,950      SOLE        NONE         7,950
CSX CORP COM                           COM                  126408 10 3        2,662      41,197      SOLE        NONE        41,197
CATERPILLAR INC COM                    COM                  149123 10 1        1,707      18,222      SOLE        NONE        18,222
CENTURYLINK INC COM                    COM                  156700 10 6          260       5,630      SOLE        NONE         5,630
CHEVRON CORP NEW COM                   COM                  166764 10 0        3,880      42,522      SOLE        NONE        42,522
CINCINNATI FINL CORP COM               COM                  172062 10 1          205       6,470      SOLE        NONE         6,470
CONSOLIDATED EDISON COM                COM                  209115 10 4          240       4,840      SOLE        NONE         4,840
CORE MARK HLDG CO INC COM              COM                  218681 10 4        1,424      40,000      SOLE        NONE        26,200
CROWN HOLDINGS, INC.                   COM                  228368 10 6          194       5,800      SOLE        NONE         5,800
DEERE & CO                             COM                  244199 10 5          125       1,500      SOLE        NONE         1,500
DRESSER-RAND GROUP COM                 COM                  261608 10 3        1,854      43,530      SOLE        NONE        28,430
DU PONT E I DE NEMOURS COM             COM                  263534 10 9          281       5,630      SOLE        NONE         5,630
EARTHLINK INC COM                      COM                  270321 10 2          207      24,110      SOLE        NONE        24,110
EASTMAN CHEMICAL                       COM                  277432 10 0          161       1,920      SOLE        NONE         1,920
ENERGYSOLUTIONS INC COM                COM                  292756 20 2        3,174     569,760      SOLE        NONE       443,260
ENTERPRISE PRODS PARTN COM             COM                  293792 10 7          148       3,550      SOLE        NONE         3,550
FEDERATED INVS INC PA CL B             PA CL B              314211 10 3          244       9,320      SOLE        NONE         9,320
FLUOR CORP COM                         COM                  343412 10 2        1,837      27,720      SOLE        NONE        27,720
GOODRICH CORP COM                      COM                  382388 10 6        1,954      22,184      SOLE        NONE        22,184
HECLA MNG CO COM                       COM                  422704 10 6        1,013      90,000      SOLE        NONE        90,000
IDT CORP CL B NEW                      CL B NEW             448947 50 7        2,450      95,510      SOLE        NONE        69,710
IMMUCOR INC COM                        COM                  452526 10 6        3,403     171,610      SOLE        NONE       134,310
INTEL CORP COM                         COM                  458140 10 0        1,112      52,878      SOLE        NONE        52,878
IBM CORP COM                           COM                  459200 10 1        1,610      10,968      SOLE        NONE        10,968
ISHARES INC MSCI SINGAPORE             MSCI SINGAPORE       464286 67 3          148      10,700      SOLE        NONE        10,700
KIMBERLY CLARK CORP COM                COM                  494368 10 3          206       3,260      SOLE        NONE         3,260
LILLY ELI & CO COM                     COM                  532457 10 8          170       4,840      SOLE        NONE         4,840
MCDERMOTT INTL INC COM                 COM                  580037 10 9        1,781      86,100      SOLE        NONE        56,700
MICROSOFT CORP COM                     COM                  594918 10 4          223       8,000      SOLE        NONE         8,000
MICROCHIP TECHNOLOGY COM               COM                  595017 10 4          260       7,600      SOLE        NONE         7,600
MINERALS TECHNOLOG                     COM                  603158 10 6        1,264      19,320      SOLE        NONE        12,370
MOBILE TELESYS OJSC SPONSORED          SPONSORED ADR        607409 10 9          159       7,600      SOLE        NONE         7,600
MORGAN STANLEY COM NEW                 COM NEW              617446 44 8        2,691      98,885      SOLE        NONE        98,885
NEW YORK CMNTY BANCORP COM             COM                  649445 10 3        1,563      82,930      SOLE        NONE        58,130
OLIN CORP COM PAR $1                   COM PAR $1           680665 20 5          262      12,790      SOLE        NONE        12,790
PALL CORP COM                          COM                  696429 30 7        1,578      31,820      SOLE        NONE        21,420
PENGROWTH ENERGY TR TR UNIT NEW        TR UNIT NEW          706902 50 9          314      24,420      SOLE        NONE        24,420
PENN WEST ENERGY TR TR UNIT            TR UNIT              707885 10 9          218       9,120      SOLE        NONE         9,120
PHARMACEUTICAL PROD COM                COM                  717124 10 1        3,269     120,448      SOLE        NONE        92,048
PHILIP MORRIS INTL INC COM             COM                  718172 10 9          370       6,330      SOLE        NONE         6,330
PLAINS ALL AM PIPELINE UNIT LTD PARTN  UNIT LTD PARTN       726503 10 5          254       4,050      SOLE        NONE         4,050
REGAL ENTMT GROUP CL A                 CL A                 758766 10 9          147      12,480      SOLE        NONE        12,480
REINSURANCE GROUP AMER COM NEW         COM NEW              759351 60 4        1,374      25,580      SOLE        NONE        17,780
ROCKWELL INTL CO COM                   COM                  773903 10 9          725      10,113      SOLE        NONE        10,113
SAN JUAN BASIN RTY TR UNIT BEN INT     UNIT BEN INT         798241 10 5          209       8,890      SOLE        NONE         8,890
STERIS CORP COM                        COM                  859152 10 0        1,284      35,230      SOLE        NONE        22,830
STONE ENERGY CORP COM                  COM                  861642 10 6        1,259      56,480      SOLE        NONE        36,280
TIDEWATER INC                          COM                  886423 10 2           65       1,200      SOLE        NONE         1,200
TOWERS WATSON & CO CL A                CL A                 891894 10 7        1,479      28,410      SOLE        NONE        18,510
UNITED BANKSHS INC WVA COM             COM                  909907 10 7          211       7,210      SOLE        NONE         7,210
WHIRLPOOL CORP COM                     COM                  963320 10 6          629       7,077      SOLE        NONE         7,077
WHITING PETE CORP NEW COM              COM                  966387 10 2        1,247      10,640      SOLE        NONE         6,890
ALTRIA GROUP INC COM                   COM                  02209S 10 3          249      10,120      SOLE        NONE        10,120
BCE INC COM NEW                        COM NEW              05534B 76 0          283       7,980      SOLE        NONE         7,980
BABCOCK & WILCOX CO COM                COM                  05615F 10 2        1,279      49,995      SOLE        NONE        32,895
BARRETT BILL CORP COM                  COM                  06846N 10 4        1,284      31,230      SOLE        NONE        20,030
CELERA CORP COM                        COM                  15100E 10 6        2,014     319,620      SOLE        NONE       235,470
CHEMED CORP COM                        COM                  16359R 10 3        2,067      32,550      SOLE        NONE        21,250
CURRENCYSHS AUSTRALIAN AUSTRAL         AUSTRALIAN DOL        23129U101           149       1,450      SOLE        NONE         1,450
CURRENCYSHSSWISS FRANC SWISS F         SWISS FRANC SH        23129V109           154       1,450      SOLE        NONE         1,450
CURRENCYSHARES CDN DLR CDN DOL         CDN DOLLAR SHS        23129X105           144       1,450      SOLE        NONE         1,450
DEL MONTE FOODS CO COM                 COM                  24522P 10 3        2,179     115,910      SOLE        NONE        75,610
DEVON ENERGY CORP COM                  COM                  25179M 10 3        1,361      17,339      SOLE        NONE        17,339
ETFS PLATINUM TR SH BEN INT            SH BEN INT           26922V 10 1          986       5,600      SOLE        NONE         5,600
ETFS GOLD TR SHS                       SHS                  26922Y 10 5        3,068      21,700      SOLE        NONE        21,700
EMCOR GROUP INC COM                    COM                  29084Q 10 0        1,598      55,140      SOLE        NONE        37,390
ENERGY TRANSFER PRTNRS UNIT LTD PARTN  UNIT LTD PARTN       29273R 10 9          294       5,680      SOLE        NONE         5,680
ENTEGRIS INC COM                       COM                  29362U 10 4        2,733     365,900      SOLE        NONE       293,500
EXXON MOBIL CORP COM                   COM                   30231G102            67         921      SOLE        NONE           921
FREEPORT-MCMORAN COP&GO COM            COM                  35671D 85 7        1,394      11,605      SOLE        NONE        11,605
FURIEX PHARMAC INC COM                 COM                  36106P 10 1        2,099     145,227      SOLE        NONE       125,361
HEALTH NET INC COM                     COM                  42222G 10 8        1,780      65,210      SOLE        NONE        42,510
INTERDIGITAL INC COM                   COM                  45867G 10 1        4,760     114,310      SOLE        NONE        94,810
ISHARES SILVER TRUST ISHARES           ISHARES              46428Q 10 9        2,997      99,300      SOLE        NONE        99,300
JAKKS PAC INC COM                      COM                  47012E 10 6        1,138      62,450      SOLE        NONE        40,600
MF GLOBAL HLDGS LTD COM                COM                  55277J 10 8          967     115,700      SOLE        NONE        74,200
NORDION INC COM                        COM                  65563C 10 5        2,128     186,810      SOLE        NONE       143,260
NUANCE COMMUNICATIONS COM              COM                  67020Y 10 0        2,976     163,700      SOLE        NONE       136,700
OCCAM NETWORKS INC COM NEW             COM NEW              67457P 30 9          182      21,000      SOLE        NONE        21,000
PDL BIOPHARMA INC COM                  COM                  69329Y 10 4          140      22,430      SOLE        NONE        22,430
GOLDEN DRAGON HALTER USX CHINA         GOLDEN DRG USX       73935X 40 1          370      13,900      SOLE        NONE        13,900
PRIDE INTL INC DEL COM                 COM                  74153Q 10 2          274       8,300      SOLE        NONE         8,300
PROSHARES TR PSHS SHRT S&P500          PSHS SHRT S&P500      74347R503           197       4,500      SOLE        NONE         4,500
S1 CORPORATION COM                     COM                  78463B 10 1        1,847     267,670      SOLE        NONE       175,370
SPDR INDEX SHS FDS S&P CHINA E         S&P CHINA ETF        78463X 40 0          362       4,750      SOLE        NONE         4,750
SENSIENT TECH CORP COM                 COM                  81725T 10 0        1,460      39,750      SOLE        NONE        25,950
SILVER STD RES INC COM                 COM                  82823L 10 6        1,016      36,000      SOLE        NONE        36,000
SKYWORKS SOLUTIONS INC COM             COM                  83088M 10 2        1,939      67,740      SOLE        NONE        44,540
TIBCO SOFTWARE INC COM                 COM                  88632Q 10 3        2,029     102,930      SOLE        NONE        70,130
VODAFONE GROUP PLC NEW SPONS ADR       NEW SPONS ADR        92857W 20 9          381      14,420      SOLE        NONE        14,420
WINDSTREAM CORP COM                    COM                  97381W 10 4          291      20,870      SOLE        NONE        20,870
WISDOMTREE TRUST NEW ZEAL DOLL         NEW ZEAL DOLLR        97717W216           143       6,050      SOLE        NONE         6,050
XCEL ENERGY INC COM                    COM                  98389B 10 0          208       8,840      SOLE        NONE         8,840
YAMANA GOLD INC COM                    COM                  98462Y 10 0        1,024      80,000      SOLE        NONE        80,000
ASPEN INS HLDGS LTD SHS                SHS                  G05384 10 5        1,386      48,430      SOLE        NONE        31,530
COVIDIEN PLC                           SHS                   G2554F105           137       3,000      SOLE        NONE         3,000
INGERSOLL-RAND PLC                     SHS                   G47791101           198       4,200      SOLE        NONE         4,200
WILLIS GROUP HLDGS PLC SHS             SHS                  G96666 10 5        2,065      59,620      SOLE        NONE        38,820

                                                         Total Mkt Value     118,918